9A. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
A. Income Taxes Tables
Deferred tax assets (liabilities)
	2016	2015
Interest income	(5,394,964)	-
Interest expense	6,903,509	76
Depreciation and amortization	(3,489)	-
Management fees	924,011	382,211
Other	609,342	188,642
Net operating losses	1,398,402	567,961
	4,436,811	1,138,890
Valuation allowance	(4,436,811)	(1,138,890)
Net deferred tax asset	-	-